Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosure and Measurement

Assets and liabilities measured or disclosed at fair value are summarized below:

	Total fair value at December 31, 2013	Fair value measurement or disclosure at December 31, 2013 using
		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	2,955,924		2,955,924
Money market fund	689,254	689,254
Short-term investments Held-to-maturity investments
Fixed-rate investments	19,370,067		19,370,067
Long-term notes payable	14,797,937	14,797,937

Fair value measurement

Recurring
Short-term investments Available-for-sale investments
Fixed-rate debt investments	7,627,958		7,627,958
Adjustable-rate debt investments	514,433		514,433
Equity investment	1,253,120	1,253,120

Non-recurring
Long-term investments	—			—	(17,521)
Fixed assets	—			—	(2,057)
Intangible assets	—			—	(4,619)

Total assets measured at fair value	9,395,511	1,253,120	8,142,391	—	(24,197)

The Company has no assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013.

As of December 31, 2013, certain fixed assets (Note 7), intangible assets (Note 8), cost method investments (Note 4) and equity method investments (Note 4) were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to fair value of nil, with impairment charges incurred and recorded in earnings for the year then ended.

	Total fair value at December 31, 2014		Fair value measurement or disclosure at December 31, 2014 using
			Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB	US$
	(In thousands)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	1,746,888	281,547		1,746,888
Money market fund	755,095	121,699	755,095
Short-term investments Held-to-maturity investments
Fixed-rate investments	38,248,723	6,164,575		38,248,723
Adjustable-rate investments	59,519	9,593		59,519
Long-term investments Held-to-maturity investments
Fixed-rate investments	531,318	85,633		531,318
Long-term notes payable	21,811,666	3,515,403	21,811,666

Fair value measurement

Recurring
Short-term investments Available-for-sale investments
Fixed-rate debt investments	2,865,096	461,770		2,865,096
Adjustable-rate debt investments	1,568,543	252,803		1,568,543
Equity investments	1,164,714	187,718	1,164,714
Long-term investments Available-for-sale investments
Debt investment	272,680	43,948			272,680
Equity investment	115,921	18,683	115,921

Non-recurring
Long-term investments	—	—			—	(93,424)	(15,057)
Intangible assets	—	—			—	(1,625)	(262)

Total assets measured at fair value	5,986,954	964,922	1,280,635	4,433,639	272,680	(95,049)	(15,319)

Reconciliation of Available-For-Sale Debt Investments at Fair Value on a Recurring Basis Using Significant Unobservable Inputs

The following table presents a reconciliation of long-term available-for-sale debt investment at fair value on a recurring basis using significant unobservable inputs (Level 3).

	Long-term available-for- sale debt investment
	RMB	US$
	(In thousands)
Balance as of January 1, 2014	—	—
Recognized during the period	272,680	43,948
Realized or unrealized gain (loss)	—	—
Settlement	—	—

Balance as of December 31, 2014	272,680	43,948